Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 104 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets	Chemed/Roto-Rooter

Savings & Retirement Plan

Form 5500 EIN 31-0791746 Plan No. 104

Schedule H, Line 4i

Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c )	(e)
			Current
	Identity of issue	Description of investment	Value

	Chemed Corporation common stock
*	Chemed Corporation	Common Stock	$19,340,445

	Mutual funds
	iShares	S&P 500 Index Fund	67,115,496
	MFS	International Intrinsic Value Fund	57,169,150
	T Rowe Price	Blue Chip Growth Fund	43,367,840
	Victory Sycamore	Established Value Fund	13,040,062
	JP Morgan	Core Bond Fund	33,294,828
	Vanguard	Federal Money Market Fund	20,883,159
	BlackRock	Equity Dividend Fund	19,916,500
	American	Balanced Fund	28,967,133
	American	New World Fund	895,431
	Principal	Mid Cap Growth	25,296,405
	Columbia	Small Cap Value Fund	11,763,531
	Wells Fargo	Short Duration Government Bond Fund	7,222,571
	PIMCO	Real Return Fund	9,666,278
	Invesco	International Small-Mid Company Fund	7,540,359
	Vanguard	Explorer Fund	10,000,246
	Total mutual funds		356,138,989

	Collective trust fund
	Invesco	Stable Value Trust Fund	12,960,477

	Notes receivable from participants
*	Loan Fund	Loans to Participants, at rates ranging from 4.25% to 9.50%	9,176,737

		Total	$397,616,648

	* Denotes party in interest.

	** Cost omitted for participant directed investments